Trade and Other Receivables - Summary of Credit Risk Exposure on Trade Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [line items]
Trade receivable	₽ 28,982	₽ 20,748
Expected credit losses	(6,271)	(5,984)
Current [member]
Trade and other receivables [line items]
Trade receivable	18,683	11,088
Expected credit losses	(186)	(253)
30 days [member]
Trade and other receivables [line items]
Trade receivable	2,732	2,442
Expected credit losses	(231)	(103)
31-60 days [member]
Trade and other receivables [line items]
Trade receivable	1,154	590
Expected credit losses	(195)	(129)
61-90 days [member]
Trade and other receivables [line items]
Trade receivable	452	430
Expected credit losses	(275)	(121)
91-180 days [member]
Trade and other receivables [line items]
Trade receivable	712	385
Expected credit losses	(457)	(88)
181-365 days [member]
Trade and other receivables [line items]
Trade receivable	396	547
Expected credit losses	(244)	(175)
1 year [member]
Trade and other receivables [line items]
Trade receivable	4,853	5,266
Expected credit losses	₽ (4,683)	₽ (5,115)